SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2019
Corporate Information And Statement Of IFRS Compliance [Abstract]
Disclosure of estimated useful lives of property, plant and equipment
Property, plant and equipment are depreciated on a straight-line or declining-balance basis over the estimated useful lives of each component of the assets as follows:

Buildings	Up to 75 years
Transmission stations, towers and related fixtures	Up to 40 years
Leasehold improvements	Up to 50 years
Plant and equipment	Up to 40 years
Network systems	Up to 65 years
Track	Up to 40 years
District energy systems	Up to 50 years
Gas storage assets	Up to 50 years